Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases
Future minimum lease payments required under noncancelable operating leases, which are primarily related to land leases are as follows:

(In thousands)	Lease Obligations
For the year ending December 31,
2016	$40,924
2017	44,264
2018	17,218
2019	15,325
2020	13,492
Thereafter	388,213
Total	$519,436

Schedule of Future Minimum Rental Income
Future minimum rental income, which is primarily related to retail and restaurant facilities located within our properties are as follows:

(In thousands)	Total Rental Income
For the year ending December 31,
2016	$1,507
2017	1,370
2018	1,144
2019	634
2020	78
Thereafter	228
Total	$4,961